Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant And Equipment
Property and equipment at March 26, 2022 and September 25, 2021 consists of the following (in thousands):

	March 26, 2022	September 25, 2021
Computer equipment and software, furniture and fixtures, and test equipment	$37,427	$34,268
Leasehold improvements	2,919	2,909

Total property and equipment	40,346	37,177
Less accumulated depreciation	(21,145)	(18,560)

Property and equipment, net	$19,201	$18,617

Property and equipment at September 25, 2021 and September 26, 2020 consists of the following (in thousands):

	Year Ended
	September 25, 2021	September 26, 2020
Computer equipment and software, furniture and fixtures, and test equipment	$34,268	$33,276
Leasehold improvements	2,909	2,725

Total property and equipment	37,177	36,001
Less accumulated depreciation	(18,560)	(26,815)

Property and equipment, net	$18,617	$9,186